ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
	2013	2012

Accounts receivable, trade	$13,373	$10,308
Commodity taxes receivable	246	294
Refundable investment tax credit receivable	360	528
	$13,979	$11,130